Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
23. Subsequent Events

a)	During the first quarter of 2019, the Company repurchased $10.9 million in aggregate principal amount of the 8.5% Notes.

b)
In January 2019, Teekay LNG's Pan Union Joint Venture took delivery of its fourth LNG carrier newbuilding, the Pan Africa, in which Teekay LNG has a 20% ownership interest. The vessel concurrently commenced its 20-year charter contract with Shell.

c)
In January 2019, Teekay LNG's Toledo Spirit Suezmax tanker was delivered to the owner of the vessel. Upon delivery, the charterer, who is also the owner of the vessel, terminated its charter contract with Teekay LNG and sold the vessel to a third-party.

d)
In January 2019, Teekay LNG's Yamal Spirit LNG carrier newbuilding was delivered and concurrently commenced its 15-year charter time-contract with Yamal Trade Pte. Ltd. Upon delivery of the vessel, Teekay LNG sold and leased back the vessel under a sale-leaseback financing transaction, which Teekay LNG secured in January 2019 prior to the delivery of the Yamal Spirit.

e)	In January 2019, Teekay LNG repurchased 0.8 million of its common units for $9.3 million.

f)
In February 2019, Teekay LNG entered into a commercial management agreement (or CMA) with a third-party commercial manager (or the Manager) whereby the Manager agreed to commercially manage and employ Teekay LNG's seven multi-gas vessels, with such transition to occur over a period between February 2019 and April 2019. Teekay LNG has the ability to withdraw its vessels from the Manager at any time subject to the requirements provided in the CMA.

g)
In February 2019, Teekay Tankers signed a term sheet for a sale-leaseback transaction relating to two of its Suezmax tankers. Proceeds from the sale-leaseback transaction will be used to prepay a portion of one of the Teekay Tankers' loan facilities and is expected to increase Teekay Tankers’ liquidity by approximately $25 million. The transaction is expected to be completed in the second quarter of 2019.